ITEM 1. REPORT TO STOCKHOLDERS


--------------------------------------------------------------------------------

                                  John Hancock

                                  U.S. Government
                                    CASH RESERVE



------
SEMI
ANNUAL
REPORT
------

9.30.03

                       Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery



                              [LOGO] John Hancock
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------


Table of contents
--------------------------
Your fund at a glance
page 1
--------------------------
Managers' report
page 2
--------------------------
Fund's investments
page 5
--------------------------
Financial statements
page 7
--------------------------
For your information
page 22
--------------------------

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first nine months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 33.80% through September, while the Dow Jones Industrial Average was up 13.18% and the Standard & Poor's 500 Index returned 14.71%. With falling interest rates, bonds also did well, although they reversed course in July and August. High yield bonds led the pack, returning 21.77% through September, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger - anticipated to occur in the first half of 2004 - will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.


Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of September 30, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1 share price.

Over the last six months

[ ] Money market yields began to stabilize after falling, with interest rates, to 45-year lows.

[ ] The Federal Reserve cut rates in June, but an improving economy and corporate earnings picture sparked the belief that it would be the last cut for a while.

[ ] The Fund was positioned to capture extra yield by investing in callable and floating-rate money market securities.


--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock U.S. Government Cash Reserve". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2003." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.16% total return for John Hancock U.S. Government Cash Reserve. A note below the chart reads "The total return for the Fund is at net asset value with all distributions reinvested. Past performance is no guarantee of future results"]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2003." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.33% total return for John Hancock U.S. Government Cash Reserve."]
--------------------------------------------------------------------------------

   BY MATTHEW R. SAWATZKY AND DAVID A. BEES FOR THE PORTFOLIO MANAGEMENT TEAM


---------
MANAGERS'
REPORT
---------

John Hancock
U.S. Government
Cash Reserve

During the six months ending September 30, 2003, money market yields finally started to stabilize after having fallen, with interest rates, to 45-year lows. As the period began in April 2003, the Federal Reserve remained concerned about the possibility and strength of an economic recovery in the United States. The uncertainty of such a recovery, coupled with war with Iraq, continued to suppress market and consumer confidence. Determined to do what it could to help bolster a recovery, the Federal Reserve lowered the federal funds rate from 1.25% to 1% at its June FOMC meeting. It was the only action the Federal Reserve took in the six-month period. As the period progressed, investors grew encouraged by growing signs of economic strength, a relatively quick end to major military action in Iraq, and solid second-quarter corporate earnings. The optimism played out in a strong stock-market rally and an upward shift in interest rates in July and August. Money market rates stabilized as the market came to believe that the Federal Reserve would leave the federal funds rate unchanged for the rest of 2003.

"Emoney market yields finally started to stabilize after having fallen, with interest rates, to 45-year lows."

FUND YIELD AND PERFORMANCE

On September 30, 2003, John Hancock U.S. Government Cash Reserve had a 7-day effective yield of 0.33%. By comparison, the average U.S. government money market fund had a 7-day effective yield of 0.40%, according to Lipper, Inc.

For the six months ended September 30, 2003, the Fund posted a total return of 0.16% at net asset value, compared with the 0.22% return of the average U.S. government money market fund, according to Lipper, Inc. Keep in mind that your net asset

--------------------------------------------------------------------------------
[Photos of Matthew Sawatzky and David Bees]
--------------------------------------------------------------------------------

value  return  will be  different  from the Fund's  performance  if you were not
invested  in  the  Fund  for  the  entire   period  and  did  not  reinvest  all
distributions.

FUND MOVES

As the economic environment began to improve, and short-term rates began to stabilize, investors were compensated more for investing further into the future. To take advantage of this, we lengthened the Fund's weighted average days to maturity. This shift in the Fund's maturity structure allowed the Fund to take advantage of higher-yielding opportunities and positioned the Fund for what we believed would be a stable-to-rising rate environment. We began to buy floating rate securities, which reset their interest rates monthly or quarterly based on prevailing benchmark interest rates at the time. These securities provide the Fund with the opportunity to capture the benefits of a rise in interest rates.

OUTLOOK

We believe that the economy is on a path to recovery and that conditions will continue to improve. Inflation has, thus far, been of no concern. Economic growth was strong in the second quarter and is expected to continue in the third quarter as well. Corporate earnings are improving and we are starting to see signs of increased corporate spending. After three consecutive down years, the stock market has enjoyed double-digit returns so far in 2003. Although the unemployment rate remains a concern, investor and consumer attitudes are increasingly positive. As long as these trends continue, we believe the Federal Reserve will remain accommodative and keep the fed funds rate unchanged. We will continue to position the Fund in a way that will allow us to take advantage of all opportunities to capture additional yield while, as always, maintaining liquidity and striving to preserve capital.

"We believe that the economy is on a path to recovery and that conditions will continue to improve."

--------------------------------------------------------------------------------
[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 9-30-03." The chart is divided into two sections
(from top to left): U.S. government obligations 96% and Joint repurchase agreements 4%.]
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                                            FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned
by the Fund on
September 30, 2003
(unaudited)

This schedule is a complete list of all securities owned by the Fund. It's divided into two types of short-term investments: U.S. government obligations and joint repurchase agreements.


                                        INTEREST       PAR VALUE
ISSUER, MATURITY DATE                   RATE        (000S OMITTED)         VALUE

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 95.55%                                   $60,818,818
--------------------------------------------------------------------------------
(Cost $60,818,818)

Governmental - U.S. Agencies 95.55%                                   60,818,818
Federal Home Loan Bank,
 10-22-03                               1.010%          $4,000         3,997,643
Federal Home Loan Bank,
 11-05-03                               1.020            5,000         4,995,042
Federal Home Loan Bank,
 11-14-03                               3.125            3,340         3,348,101
Federal Home Loan Mortgage Corp.,
 10-09-03                               1.000            3,000         2,999,333
Federal Home Loan Mortgage Corp.,
 10-10-03                               1.040            5,000         4,998,700
Federal Home Loan Mortgage Corp.,
 10-14-03                               1.020            5,000         4,998,158
Federal Home Loan Mortgage Corp.,
 10-23-03                               1.030            5,000         4,996,853
Federal Home Loan Mortgage Corp.,
 11-12-03                               1.040            5,000         4,993,933
Federal Home Loan Mortgage Corp.,
 04-15-04                               3.750            2,000         2,027,792
Federal National Mortgage Assn.,
 10-02-03                               1.000            2,200         2,199,939
Federal National Mortgage Assn.,
 10-02-03                               1.020            3,295         3,294,908
Federal National Mortgage Assn.,
 10-08-03                               1.000            4,360         4,359,147
Federal National Mortgage Assn.,
 10-15-03                               1.020            5,000         4,998,017
Federal National Mortgage Assn.,
 11-15-03                               3.125              584           585,441
Federal National Mortgage Assn.,
 04-15-04                               3.625            2,000         2,025,811


                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS


                                        INTEREST       PAR VALUE
ISSUER, MATURITY DATE                   RATE        (000S OMITTED)         VALUE

Governmental - U.S. Agencies (continued)
Federal National Mortgage Assn.,
 08-17-04                               1.200%          $2,000        $2,000,000
Federal National Mortgage Assn.,
 08-30-04                               1.300            1,000         1,000,000
Federal National Mortgage Assn.,
 09-21-04                               1.500            3,000         3,000,000

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT 4.35%                                      $2,769,000
--------------------------------------------------------------------------------
(Cost $2,769,000)
Investment in a joint repurchase agreement
 transaction with Barclays Capital,
 Inc. - Dated 09-30-03 due 10-01-03
 (Secured by U.S. Treasury Inflation
 Indexed Bonds, 3.000% through 3.875%,
 due 01-15-11 through 04-15-29)         0.970            2,769         2,769,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.90%                                             $63,587,818
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET 0.10%                                  $64,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                             $63,651,818
--------------------------------------------------------------------------------

The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.


See notes to
financial statements.

                                                            FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

September 30, 2003
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value for each share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $63,587,818)                              $63,587,818
Cash                                                                         946
Interest receivable                                                      125,411
Other assets                                                              64,417
Total assets                                                          63,778,592

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payable for shares repurchased                                             6,301
Dividends payable                                                            632
Payable to affiliates
 Management fee                                                           29,365
 Other                                                                    26,816
Other payables and accrued expenses                                       63,660
Total liabilities                                                        126,774

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                       63,651,818
Net assets                                                           $63,651,818

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
($63,651,818 / 63,669,862 shares)                                          $1.00




                                                           See notes to
                                                           financial statements.

FINANCIAL STATEMENTS


----------
OPERATIONS
----------

For the period ended
September 30, 2003
(unaudited)1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund for the period stated.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------

Interest                                                               $387,919

Total investment income                                                 387,919

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                               170,797
Distribution and service fee                                             51,239
Transfer agent fee                                                       43,914
Custodian fee                                                            14,363
Registration and filing fee                                              14,132
Auditing fee                                                             12,275
Accounting and legal services fee                                        10,248
Printing                                                                  5,019
Trustees' fee                                                             2,509
Miscellaneous                                                             1,046
Legal fee                                                                   665

Total expenses                                                          326,207
Less expense reductions                                                 (51,239)

Net expenses                                                            274,968

Net investment income                                                   112,951

Increase in net assets from operations                                 $112,951


1 Semiannual period from 4-1-03 through 9-30-03.


See notes to
financial statements.

FINANCIAL STATEMENTS


----------
CHANGES IN
NET ASSETS
----------

These Statements of Changes in Net Assets show how the value of the Fund's net assets has changed during the last two periods. The difference reflects earnings less expenses, distributions paid to shareholders, if any, and any increase or decrease in money shareholders invested in the Fund.


                                                YEAR             PERIOD
                                                ENDED             ENDED
                                                3-31-03         9-30-03 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------
From operations
Net investment income                          $730,476        $112,951
Distributions to shareholders
From net investment income                     (730,476)       (112,951)
From Fund share transactions                (21,082,762)     (9,813,969)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                          94,548,549      73,465,787
End of period                               $73,465,787     $63,651,818


1 Semiannual period from 4-1-03 through 9-30-03. Unaudited.



                                                           See notes to
                                                           financial statements.

FINANCIAL HIGHLIGHTS


COMMON SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                               3-31-99 1       3-31-00 1       3-31-01 1       3-31-02 1       3-31-03       9-30-03 2

----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                         $1.00           $1.00           $1.00           $1.00           $1.00         $1.00
Net investment income3                        0.05            0.05            0.06            0.03            0.01            __ 4
Less distributions
From net investment income                   (0.05)          (0.05)          (0.06)          (0.03)          (0.01)           __ 4
Net asset value, end of period               $1.00           $1.00           $1.00           $1.00           $1.00         $1.00
Total return 5,6 (%)                          5.08            4.98            5.82            2.60            0.91          0.16 7

----------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                                $108            $106             $92             $95             $73           $64
Ratio of expenses to
 average net assets (%)                       0.35            0.35            0.64            0.72            0.73          0.80 8
Ratio of adjusted expenses
 to average net assets 9 (%)                  0.88            0.86            0.91            0.87            0.88          0.95 8
Ratio of net investment
 income to average
 net assets (%)                               4.94            4.90            5.71            2.55            0.92          0.33 8


1 Audited by previous auditor.
2 Semiannual period from 4-1-03 through 9-30-03. Unaudited.
3 Based on the average of the shares outstanding.
4 Less than 0.01 per share.
5 Assumes dividend reinvestment.
6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
7 Not annualized.
8 Annualized.
9 Does not take into consideration expense reductions during the periods shown.


See notes to
financial statements.

----------
NOTES TO
STATEMENTS
----------

Unaudited

NOTE A
Accounting policies

John Hancock U.S. Government Cash Reserve (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to provide maximum current income consistent with maintaining liquidity and preserving capital.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000,  (e)  0.325%  of the  next  $500,000,000,  (f)  0.30%  of the next
$500,000,000 and (g) 0.275% of the average daily net asset value in excess of $2,500,000,000.

The Fund has a distribution plan with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund at an annual rate not to exceed 0.15% of the Fund's average daily net asset value. JH Funds has agreed to suspend the distribution and service ("12b-1") fee, at least until July 31, 2004. Accordingly, the expense reductions related to the 12b-1 fee amounted to $51,239 for the period ended September 30, 2003. JH Funds reserves the right to terminate this limitation in the future.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of John Hancock Life Insurance Company. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value of the Fund, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Fund has an unlimited number of shares authorized with no par value.

                                 YEAR ENDED 3-31-03      PERIOD ENDED 9-30-03 1
                              SHARES         AMOUNT        SHARES        AMOUNT

Shares sold               59,539,540    $59,557,490    16,367,998   $16,368,023
Distributions reinvested     699,319        699,319       107,791       107,791
Shares repurchased       (81,339,571)   (81,339,571)  (26,289,783)  (26,289,783)
Net decrease             (21,100,712)  ($21,082,762)   (9,813,994)  ($9,813,969)


1 Semiannual period from 4-1-03 through 9-30-03. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, during the period ended September 30, 2003, aggregated $1,338,928,873 and $1,349,072,628, respectively.

The cost of investments owned on September 30, 2003, including short-term investments, for federal income tax purposes was $63,587,818.

----------
OUR FAMILY
OF FUNDS
----------

--------------------------------------------------------------------------------
Equity              Balanced Fund
                    Classic Value Fund
                    Core Equity Fund
                    Focused Equity Fund
                    Growth Trends Fund
                    International Fund
                    Large Cap Equity Fund
                    Large Cap Growth Fund
                    Large Cap Select Fund
                    Mid Cap Growth Fund
                    Multi Cap Growth Fund
                    Small Cap Equity Fund
                    Small Cap Growth Fund
                    Sovereign Investors Fund
                    U.S. Global Leaders Growth Fund

--------------------------------------------------------------------------------
Sector              Biotechnology Fund
                    Financial Industries Fund
                    Health Sciences Fund
                    Real Estate Fund
                    Regional Bank Fund
                    Technology Fund

--------------------------------------------------------------------------------
Income              Bond Fund
                    Government Income Fund
                    High Income Fund
                    High Yield Bond Fund
                    Investment Grade Bond Fund
                    Strategic Income Fund

--------------------------------------------------------------------------------
Tax-Free Income     California Tax-Free Income Fund
                    High Yield Municipal Bond Fund
                    Massachusetts Tax-Free Income Fund
                    New York Tax-Free Income Fund
                    Tax-Free Bond Fund

--------------------------------------------------------------------------------
Money Market        Money Market Fund
                    U.S. Government Cash Reserve




For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

----------
ELECTRONIC
DELIVERY
----------

Now available from
John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we'll notify you by e-mail when these documents are available for online viewing.


How does electronic delivery benefit you?

[ ] No more waiting for the mail to arrive; you'll receive an e-mail notification as soon as the document is ready for online viewing.

[ ] Reduces the amount of paper mail you receive from John Hancock Funds.

[ ]  Reduces costs associated with printing and mailing.


Sign up for electronic delivery today at www.jhancock.com/funds/edelivery

------------
OUR WEB SITE
------------


A wealth of information - www.jhfunds.com
-----------------------------------------------------------------------

View the latest information for your account.
-----------------------------------------------------------------------

Transfer money from one account to another.
-----------------------------------------------------------------------

Get current quotes for major market indexes.
-----------------------------------------------------------------------

Use our online calculators to help you with your financial goals.
-----------------------------------------------------------------------

Get up-to-date commentary from John Hancock Funds investment experts.
-----------------------------------------------------------------------

Access forms, applications and tax information.
-----------------------------------------------------------------------

-----------
FOR YOUR
INFORMATION
-----------


TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
 USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn:  Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                           1-800-225-5291

On the Fund's Web site             www.jhfunds.com/proxy

On the SEC's Web site              www.sec.gov

--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-225-5291 1-800-554-6713 (TDD)

1-800-338-8080 EASI-Line

www.jhfunds.com


------------------------------------------
Now available: electronic
delivery www.jhancock.com/funds/edelivery
------------------------------------------


This report is for the information of the shareholders of the John Hancock U.S. Government Cash Reserve.





                                                                      430SA 9/03
                                                                           11/03

--------------------------------------------------------------------------------

                                  John Hancock
                                  Money
                                   MARKET FUND

------
SEMI
ANNUAL
REPORT
------

9.30.03


                       Sign up for electronic delivery at
                        www.jhancock.com/funds/edelivery


                              [LOGO] John Hancock

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[A photo of Maureen Ford Goldfarb, Chairman and Chief Executive Officer, flush left next to first paragraph.]
--------------------------------------------------------------------------------

Table of contents
--------------------------
Your fund at a glance
page 1
--------------------------
Managers' report
page 2
--------------------------
Fund's investments
page 5
--------------------------
Financial statements
page 7
--------------------------
For your information
page 17
--------------------------

Dear Fellow Shareholders,

The stock market has made a strong recovery in 2003. Historically low interest rates, improving corporate earnings and government stimulus in the form of tax cuts gave investors hope that the economy would soon begin to strengthen. The market's move up began in April and the breadth of the rally was enormous. As a result, the major indexes were able to wipe out their first-quarter losses and post solid gains for the first nine months of the year. With technology leading the way, the tech-heavy Nasdaq Composite Index rose 33.80% through September, while the Dow Jones Industrial Average was up 13.18% and the Standard & Poor's 500 Index returned 14.71%. With falling interest rates, bonds also did well, although they reversed course in July and August. High yield bonds led the pack, returning 21.77% through September, as measured by the Lehman Brothers High Yield Index.

In other news, we are pleased to inform you that on September 28, 2003, the Boards of Directors of Canada-based Manulife Financial Corporation and Boston-based John Hancock Financial Services, Inc., the parent company of John Hancock Funds, unanimously voted to merge the two companies.

Please be assured that the completion of the merger - anticipated to occur in the first half of 2004 - will have no effect on your investment in our John Hancock mutual funds. Your fund's adviser and board of trustees will remain the same, as will your relationship with your financial adviser.

The merger is subject to customary closing conditions, including receipt of required regulatory approvals and approval by John Hancock stockholders. If you only own shares in a John Hancock mutual fund, you are not affected and will not receive a proxy.

Additional information on this transaction is available on our Web site: www.jhfunds.com. If you have questions about the merger, you may also call 1-800-732-5543. Separately, for information about your investments in John Hancock mutual funds, please contact your financial adviser or our Customer Service representatives at 1-800-225-5291.

Sincerely,


/s/Maureen Ford Goldfarb
------------------------
Maureen Ford Goldfarb,
Chairman and Chief Executive Officer

This commentary reflects the chairman's views as of September 30, 2003. They are subject to change at any time.

-----------
YOUR FUND
AT A GLANCE
-----------

The Fund seeks the maximum current income that is consistent with maintaining liquidity and preserving capital. The Fund intends to maintain a stable $1 share price.

Over the last six months

[ ] Money market yields began to stabilize after falling, with interest rates, to 45-year lows.

[ ] The Federal Reserve cut rates in June, but an improving economy and corporate earnings picture sparked the belief that it would be the last cut for a while.

[ ] The Fund was positioned to capture extra yield by investing in callable and floating-rate money market securities.


--------------------------------------------------------------------------------
[Bar chart with heading "John Hancock Money Market Fund". Under the heading is a note that reads "Fund performance for the six months ended September 30, 2003." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.12% total return for Class A. The second bar represents the 0.06% total return for Class B. The third bar represents the 0.06% total return for Class C. A note below the chart reads "The total returns for the Fund are at net asset value with all distributions reinvested. Past performance is no guarantee of future results."]

[Bar chart with heading "7-day effective yield". Under the heading is a note that reads "As of September 30, 2003." The chart is scaled in increments of 0.25% with 0.00% at the bottom and 0.50% at the top. The first bar represents the 0.18% total return for Class A. The second bar represents the 0.14% total return for Class B. The third bar represents the 0.14% total return for Class C."]
--------------------------------------------------------------------------------

   BY MATTHEW R. SAWATZKY AND DAVID A. BEES FOR THE PORTFOLIO MANAGEMENT TEAM

---------
MANAGERS'
REPORT
---------

John Hancock
Money Market
Fund

During the six months ending September 30, 2003, money market yields finally started to stabilize after having fallen, with interest rates, to 45-year lows. As the period began in April 2003, the Federal Reserve remained concerned about the possibility and strength of an economic recovery in the United States. The uncertainty of such a recovery, coupled with war with Iraq, continued to suppress market and consumer confidence. Determined to do what it could to help bolster a recovery, the Federal Reserve lowered the fed funds rate from 1.25% to 1% at its June FOMC meeting. It was the only action the Federal Reserve took in the six-month period. As the period progressed, investors grew encouraged by growing signs of economic strength, a relatively quick end to major military action in Iraq, and solid second-quarter corporate earnings. The optimism played out in a strong stock-market rally and an upward shift in interest rates in July and August. Money market rates stabilized as the market came to believe that the Federal Reserve would leave the federal funds rate unchanged for the rest of 2003.

"...money market yields finally started to stabilize after having fallen, with interest rates, to 45-year lows."

FUND YIELD AND PERFORMANCE

On September 30, 2003, John Hancock Money Market Fund's Class A, Class B and Class C shares had 7-day effective yields of 0.18%, 0.14% and 0.14%, respectively. By comparison, the average taxable money market fund had a 7-day effective yield of 0.37%, according to Lipper, Inc.

For the six months ended September 30, 2003, the Fund's Class A, Class B and Class C shares posted total returns of 0.12%, 0.06% and 0.06%, respectively, at net asset value, compared with the 0.21% return of the average taxable money

--------------------------------------------------------------------------------
[Photos of Matthew Sawatzky and David Bees]
--------------------------------------------------------------------------------

market fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

FUND MOVES

As the economic environment began to improve and short-term rates began to stabilize, investors were compensated more for investing further into the future. To take advantage of this, we lengthened the Fund's weighted average days to maturity. This shift in the Fund's maturity structure allowed the Fund to take advantage of higher-yielding opportunities and positioned the Fund for what we also believed would be a stable-to-rising rate environment. We also began to buy floating rate securities, which reset their interest rates monthly or quarterly based on prevailing benchmark interest rates at the time. These securities provide the Fund with the opportunity to capture the benefits of a rise in interest rates.

OUTLOOK

We believe that the economy is on a path to recovery and that conditions will continue to improve. Inflation has, thus far, been of no concern. Economic growth was strong in the second quarter and is expected to continue in the third quarter as well. Corporate earnings are improving and we are starting to see signs of increased corporate spending. After three consecutive down years, the stock market has enjoyed double-digit returns so far in 2003. Although the unemployment rate remains a concern, investor and consumer attitudes are increasingly positive. As long as these trends continue, we believe the Federal Reserve will remain accommodative and keep the fed funds rate unchanged. We will continue to position the Fund in a way that will allow us to take advantage of all opportunities to capture additional yield while, as always, maintaining liquidity and striving to preserve capital.

"We believe that the economy is on a path to recovery and that conditions will continue to improve."

--------------------------------------------------------------------------------
[Table at top left-hand side of page entitled "Top five industry groups." The first listing is Finance 22%, the second is Banks-foreign 14%, the third U.S. government agencies 12%, the fourth Medical 10%, and the fifth Banks-U.S. 6%.]

[Pie chart in middle of page with heading "Portfolio diversification As a percentage of net assets on 9-30-03." The chart is divided into three sections (from top to left): Commercial paper 84%, U.S. government agencies 12% and Joint repurchase agreements 4%. ]
--------------------------------------------------------------------------------

This commentary reflects the views of the portfolio management team through the end of the Fund's period discussed in this report. The team's statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

The Fund is neither insured nor guaranteed by the U.S. government. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

                                                            FINANCIAL STATEMENTS

-----------
FUND'S
INVESTMENTS
-----------

Securities owned
by the Fund on
September 30, 2003
(unaudited)

This schedule is divided into three types of short-term investments, which are further broken down by industry group.




ISSUER, DESCRIPTION,                                   INTEREST       QUALITY       PAR VALUE
MATURITY DATE                                          RATE           RATING*      (000S OMITTED)           VALUE

-----------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER 84.07%                                                                              $333,513,826
-----------------------------------------------------------------------------------------------------------------
(Cost $333,513,826)

Banks - Foreign 14.48%                                                                                 57,465,163
  Abbey National North America Corp., 10-21-03         0.860%         Tier 1             $19,000       19,000,000
  Societe Generale N.A., Inc., 12-04-03                1.060          Tier 1              18,500       18,465,138
  Toronto Dominion Bank, 10-10-03                      1.040          Tier 1              20,000       20,000,025

Banks - United States 6.08%                                                                            24,126,324
  Bank of America Corp., 03-01-04                      5.750          Tier 1               3,500        3,566,487
  Morgan (J.P.) & Co., Inc., 02-25-04                  5.750          Tier 1                 550          559,837
  Wells Fargo Bank NA, 10-06-03                        1.070          Tier 1              20,000       20,000,000

Beverages 3.02%                                                                                        12,000,000
  Coca-Cola Enterprises, Inc., 10-01-03 (R)            1.050          Tier 1              12,000       12,000,000

Chemicals 5.04%                                                                                        19,980,544
  DuPont (E.I.) de Nemours & Co., 11-04-03             1.030          Tier 1              20,000       19,980,544

Commodities 5.04%                                                                                      19,996,033
  Cargill, Inc., 10-08-03 (R)                          1.020          Tier 1              20,000       19,996,033

Finance 22.03%                                                                                         87,415,011
  American Honda Finance Corp., 07-09-04               1.060          Tier 1              18,500       18,500,000
  Associates Corporation of North America, 11-01-03    5.750          Tier 1               5,875        5,897,633
  BNP Paribas, Inc., 10-17-03                          1.025          Tier 1              20,000       19,990,889
  CIT Group, Inc., 10-15-03                            5.625          Tier 1              20,000       20,030,267
  Ford Motor Credit Co., 10-02-03                      1.260          Tier 2               1,400        1,399,950
  Ford Motor Credit Co., 10-16-03                      1.240          Tier 2               2,600        2,598,657
  General Motors Acceptance Corp., 10-15-03            1.250          Tier 2               4,000        3,998,055
  UBS Finance, Inc., 10-02-03                          1.055          Tier 1              15,000       14,999,560

Media 5.04%                                                                                            19,991,583
  Gannett Co., 10-16-03 (R)                            1.010          Tier 1              20,000       19,991,583

Medical 9.83%                                                                                          38,979,848
  Baxter International, Inc., 10-30-03                 1.060          Tier 1              19,000       18,983,776
  Prizer, Inc., 10-08-03 (R)                           1.010          Tier 1              20,000       19,996,072

Mortgage & Real Estate Services 3.93%                                                                  15,578,627
  Countrywide Home Loans, 06-15-04                     6.850          Tier 1              15,000       15,578,627



                                                                                      See notes to
                                                                                      financial statements.



                                                                                                          5


FINANCIAL STATEMENTS



ISSUER, DESCRIPTION,                                   INTEREST       QUALITY       PAR VALUE
MATURITY DATE                                          RATE           RATING*      (000S OMITTED)     VALUE

Multi Purpose 3.78%                                                                                   $14,989,746
  Yorktown Capital, LLC, 10-24-03 (R)                  1.070%         Tier 1             $15,000       14,989,746

Telecommunications 1.01%                                                                                3,999,339
  AT&T Corp., 10-6-03                                  1.190          Tier 2               4,000        3,999,339

Trade Receivables 4.79%                                                                                18,991,608
  Clipper Receivables Corp., 10-16-03 (R)              1.060          Tier 1              19,000       18,991,608

-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 11.88%                                                                    $47,111,169
-----------------------------------------------------------------------------------------------------------------
(Cost $47,111,169)

Government - U.S. Agencies 11.88%                                                                      47,111,169
  Federal Home Loan Mortgage Corp., 04-15-04           3.750          Tier 1               8,000        8,111,169
  Federal National Mortgage Assn., 10-01-03            0.970          Tier 1               7,000        7,000,000
  Federal National Mortgage Assn., 08-17-04            1.200          Tier 1              12,000       12,000,000
  Federal National Mortgage Assn., 08-30-04            1.300          Tier 1              10,000       10,000,000
  Federal National Mortgage Assn., 09-21-04            1.500          Tier 1              10,000       10,000,000

-----------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENT 3.92%                                                                      $15,537,000
-----------------------------------------------------------------------------------------------------------------
(Cost $15,537,000)

Investment in a joint repurchase agreement transaction
 with Barclays Capital, Inc. - Dated 09-30-03
 due 10-01-03 (Secured by U.S. Treasury Inflation
 Indexed Bond, 3.875% due 04-15-29, U.S. Treasury
 Inflation Indexed Notes, 3.000% due 07-15-12,
 and 3.500% due 01-15-11)                              0.970                              15,537       15,537,000

-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS 99.87%                                                                             $396,161,995
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET 0.13%                                                                  $534,425
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS 100.00%                                                                             $396,696,420
-----------------------------------------------------------------------------------------------------------------

   * Quality ratings indicate the categories of eligible securities, as defined by Rule 2a-7 of the Investment Company Act of 1940, owned by the Fund.

 (R) This security is exempt from registration under rule 144A of the Securities Act of 1933. Such security may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $105,965,042, or 26.71% of the Fund's net assets, as of September 30, 2003.

     The percentage shown for each investment category is the total value of that category expressed as a percentage of the net assets of the Fund.


See notes to
financial statements.



6


                                                            FINANCIAL STATEMENTS

-----------
ASSETS AND
LIABILITIES
-----------

September 30, 2003
(unaudited)

This Statement of Assets and Liabilities is the Fund's balance sheet. It shows the value of what the Fund owns, is due and owes. You'll also find the net asset value and the maximum offering price per share.

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments at value (cost $396,161,995)                            $396,161,995
Cash                                                                         753
Receivable for shares sold                                                   151
Interest receivable                                                    1,306,228
Other assets                                                              95,545

Total assets                                                         397,564,672

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Dividends payable                                                          3,541
Payable for shares repurchased                                           299,309
Payable to affiliates
 Management fee                                                          147,449
 Distribution and service fee                                             10,568
 Other                                                                   231,329
Other payables and accrued expenses                                      176,056

Total liabilities                                                        868,252

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Capital paid-in                                                      396,694,053
Accumulated net realized loss on investments                              (1,458)
Accumulated net investment income                                          3,825

Net assets                                                          $396,696,420

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Based on net asset values and shares outstanding
Class A ($252,802,585 / 252,882,669 shares)                                $1.00
Class B ($129,992,052 / 130,011,053 shares)                                $1.00
Class C ($13,901,783 / 13,901,849 shares)                                  $1.00

--------------------------------------------------------------------------------
MAXIMUM OFFERING PRICE PER SHARE
--------------------------------------------------------------------------------
Class C ($1.00 / 99%)                                                      $1.01




                                                           See notes to
                                                           financial statements.



                                                                               7


FINANCIAL STATEMENTS

----------
OPERATIONS
----------

For the period ended
September 30, 2003
(unaudited)1

This Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund.

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $2,446,716

Total investment income                                                2,446,716

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Investment management fee                                              1,035,537
Class A distribution and service fee                                     318,236
Class B distribution and service fee                                     716,515
Class C distribution and service fee                                      80,480
Transfer agent fee                                                       603,871
Accounting and legal services fee                                         62,098
Custodian fee                                                             45,152
Registration and filing fee                                               43,552
Auditing fee                                                              17,215
Trustees' fee                                                             13,300
Printing                                                                  10,389
Miscellaneous                                                              9,838
Legal fee                                                                  4,452

Total expenses                                                         2,960,635

Less expense reductions                                                 (912,817)

Net investment income                                                    398,898

--------------------------------------------------------------------------------
REALIZED LOSS
--------------------------------------------------------------------------------
Net realized loss on investments                                          (1,458)

Increase in net assets from operations                                  $397,440

1 Semiannual period from 4-1-03 through 9-30-03.


See notes to
financial statements.



8



                                                            FINANCIAL STATEMENTS

----------
CHANGES IN
NET ASSETS
----------

These Statements of Changes in Net Assets show how the value of the Fund's net assets has changed during the last two periods. The difference reflects earnings less expenses, distributions, if any, paid to shareholders and any increase or decrease in money shareholders invested in the Fund.

                                                     YEAR             PERIOD
                                                     ENDED             ENDED
                                                     3-31-03         9-30-03 1

--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------

From operations
Net investment income                             $2,216,154        $398,898
Net realized loss                                          -          (1,458)
Increase in net assets resulting
 from operations                                   2,216,154         397,440
Distributions to shareholders
From net investment income
Class A                                           (2,038,032)       (304,553)
Class B                                             (156,964)        (84,858)
Class C                                              (21,158)         (9,487)
                                                  (2,216,154)       (398,898)
From Fund share transactions                      33,902,188     (58,157,544)

--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                              420,953,234     454,855,422
End of period 2                                 $454,855,422    $396,696,420


1 Semiannual period from 4-1-03 through 9-30-03. Unaudited.

2 Includes accumulated net investment income of $3,825 and $3,825, respectively.


                                                           See notes to
                                                           financial statements.



                                                                               9


FINANCIAL HIGHLIGHTS


CLASS A SHARES

The Financial Highlights show how the Fund's net asset value for a share has changed since the end of the previous period.



PERIOD ENDED                          3-31-99 1         3-31-00 1        3-31-01 1        3-31-02 1       3-31-03     9-30-03 2

-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                    $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Net investment income3                   0.04              0.04             0.05             0.02            0.01          __ 4
Less distributions
From net investment income              (0.04)            (0.04)           (0.05)           (0.02)          (0.01)         __ 4
Net asset value,
 end of period                          $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Total return5,6 (%)                      4.54              4.45             5.51             2.41            0.75        0.12 7

-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                           $374              $362             $295             $264            $271        $253
Ratio of expenses
 to average net assets (%)               0.91              0.91             0.95             0.90            0.94        0.94 8
Ratio of adjusted expenses
 to average net assets9 (%)              1.11              1.11             1.15             1.10            1.14        1.14 8
Ratio of net investment
 income to average
 net assets (%)                          4.44              4.40             5.43             2.40            0.75        0.24 8



See notes to
financial statements.



10



                                                                                                         FINANCIAL HIGHLIGHTS


CLASS B SHARES



PERIOD ENDED                          3-31-99 1         3-31-00 1        3-31-01 1        3-31-02 1       3-31-03     9-30-03 2

-------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                    $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Net investment income3                   0.04              0.04             0.05             0.02              __ 4        __ 4
Less distributions
From net investment income              (0.04)            (0.04)           (0.05)           (0.02)             __ 4        __ 4
Net asset value,
 end of period                          $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Total return5,6 (%)                      3.66              3.59             4.63             1.55            0.10        0.06 7

-------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                           $182              $158             $162             $142            $166        $130
Ratio of expenses
  to average net assets (%)              1.76              1.74             1.79             1.75            1.59        1.07 8
Ratio of adjusted expenses
to average net assets9 (%)               1.86              1.84             1.89             1.85            1.89        1.90 8
Ratio of net investment
 income to average
 net assets (%)                          3.54              3.56             4.54             1.52            0.10        0.12 8



                                                                                                        See notes to
                                                                                                        financial statements.



                                                                                                                           11


FINANCIAL HIGHLIGHTS

CLASS C SHARES



PERIOD ENDED                          3-31-99 1         3-31-00 1        3-31-01 1        3-31-02 1       3-31-03     9-30-03 2

-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of period                    $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Net investment income3                   0.03              0.04             0.05             0.02              __ 4        __ 4
Less distributions
From net investment income              (0.03)            (0.04)           (0.05)           (0.02)             __ 4        __ 4
Net asset value,
 end of period                          $1.00             $1.00            $1.00            $1.00           $1.00       $1.00
Total return5,6 (%)                      3.29 7            3.58             4.63             1.55            0.11        0.06 7

-----------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in millions)                             $1                $6              $13              $16             $18         $14
Ratio of expenses
 to average net assets (%)               1.75 8            1.76             1.79             1.75            1.61        1.07 8
Ratio of adjusted expenses
 to average net assets9 (%)              1.85 8            1.86             1.89             1.85            1.88        1.89 8
 Ratio of net investment
 income to average net assets (%)        3.46 8            3.67             4.59             1.46            0.10        0.12 8

 1 Audited by previous auditor.
 2 Semiannual period from 4-1-03 through 9-30-03. Unaudited.
 3 Based on the average of the shares outstanding.
 4 Less than $0.01 per share.
 5 Assumes dividend reinvestment and does not reflect the effect of sales charges.
 6 Total returns would have been lower had certain expenses not been reduced during the periods shown.
 7 Not annualized.
 8 Annualized.
 9 Does not take into consideration expense reductions during the periods shown.
10 Class C shares began operations on 5-1-98.

See notes to
financial statements.

----------
NOTES TO
STATAMENTS
----------

Unaudited

NOTE A
Accounting policies

John Hancock Money Market Fund (the "Fund") is a diversified series of John Hancock Current Interest, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek the maximum current income that is consistent with maintaining liquidity and preserving capital.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund's portfolio are valued at amortized cost, in accordance with Rule 2a-7 of the Investment Company Act of 1940, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund. Interest income on certain portfolio securities such as negotiable bank certificates of deposit and interest-bearing notes is accrued daily and included in interest receivable.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Federal income taxes

The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distributions

The Fund's net investment income is declared daily as dividends to shareholders of record as of the close of business on the preceding day, and distributed monthly. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.50% of the first $500,000,000 of the Fund's average daily net asset value, (b) 0.425% of the next $250,000,000, (c) 0.375% of the next $250,000,000, (d) 0.35% of the next
$500,000,000,  (e)  0.325%  of the  next  $500,000,000,  (f)  0.30%  of the next
$500,000,000 and (g) 0.275% of the Fund's average daily net asset value in excess of $2,500,000,000.

The Adviser has agreed to limit the management fee to 0.40% of the Fund's first $750,000,000 average daily net asset value, at least until July 31, 2004. The management fee cannot be reinstated to the original contracted amounts without the Trustees' consent. Accordingly, the expense reductions related to the management fee limitation amounted to $207,561for the period ended September 30, 2003.

The Fund has Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.25% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. JH Funds has agreed to limit the distribution and service ("12b-1") fee for Class A to 0.15% of the Class A average daily net asset value at least until July 31, 2004. JH Funds has also agreed to limit the 12b-1 fees for Class B and Class C as follows: to 0.35% of the Class B and Class C average daily net assets, effective from January 25, 2003 to June 26, 2003; and to 0.20% of the Class B and Class C average daily net assets, effective June 26, 2003. The 12b-1 fee limitations for Class B and C may be discontinued at any time.
Accordingly, the expense reductions related to the 12b-1 fees amounted to $127,294 for Class A, $519,784 for Class B and $58,178 for Class C, for the period ended September 30, 2003. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

Class C shares are assessed up-front sales charges. During the period ended September 30, 2003, JH Funds received net up-front sales charges of $9,047 with regard to sales of Class C shares. Of this amount, $5,509 was paid as sales commissions to unrelated broker-dealers and $3,538 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended September 30, 2003, CDSCs received by JH Funds amounted to $394,641 for Class B shares and $10,499 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of the average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of approximately 0.03% of the average net asset value of the Fund.

Ms. Maureen Ford Goldfarb and Mr. John M. DeCiccio are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C

Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. Analysis of Fund share transactions is reported at $1 per share. The Fund has an unlimited number of shares authorized with no par value.


                                        YEAR ENDED           PERIOD ENDED
                                           3-31-03                9-30-03 1


--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                                  $309,350,628           $147,142,859
Distributions reinvested                 1,957,626                291,656
Repurchased                           (304,129,513)          (165,407,014)
Net increase (decrease)                 $7,178,741           ($17,972,499)

--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                                  $187,011,944            $44,185,665
Distributions reinvested                   141,507                 76,320
Repurchased                           (162,960,444)           (80,028,749)
Net increase (decrease)                $24,193,007           ($35,766,764)

--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                                   $34,073,192            $24,407,423
Distributions reinvested                    19,983                  8,759
Repurchased                            (31,562,735)           (28,834,463)
Net increase (decrease)                 $2,530,440            ($4,418,281)

--------------------------------------------------------------------------------
NET INCREASE (DECREASE)                $33,902,188           ($58,157,544)
--------------------------------------------------------------------------------

1 Semiannual period from 4-1-03 through 9-30-03. Unaudited.

NOTE D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, including discount earned on investment securities, other than obligations of the U.S. government, during the period ended September 30, 2003, aggregated $393,305,052 and $453,394,868, respectively. The cost of investments owned on September 30, 2003, including short-term investments, for federal income tax purposes was $396,161,995.

-----------
FOR YOUR
INFORMATION
-----------


TRUSTEES
James F. Carlin
William H. Cunningham
John M. DeCiccio
Ronald R. Dion
Maureen Ford Goldfarb
Charles L. Ladner*
Steven R. Pruchansky
Lt. Gen. Norman H. Smith,
 USMC (Ret.)
John P. Toolan*
*Members of the Audit Committee

OFFICERS
Maureen Ford Goldfarb
Chairman, President
and Chief Executive Officer

Richard A. Brown
Senior Vice President
and Chief Financial Officer

Susan S. Newton
Senior Vice President
and Secretary

William H. King
Vice President and Treasurer

Thomas H. Connors
Vice President and
Compliance Officer

INVESTMENT ADVISER
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

--------------------------------------------------------------------------------
HOW TO
CONTACT US
----------

On the Internet                    www.jhfunds.com

By regular mail                    John Hancock Signature Services, Inc.
                                   1 John Hancock Way, Suite 1000
                                   Boston, MA 02217-1000

By express mail                    John Hancock Signature Services, Inc.
                                   Attn:  Mutual Fund Image Operations
                                   529 Main Street
                                   Charlestown, MA 02129

Customer service representatives   1-800-225-5291

24-hour automated information      1-800-338-8080

TDD line                           1-800-554-6713

The Fund's voting policies and procedures are available without charge, upon request:

By phone                           1-800-225-5291

On the Fund's Web site             www.jhfunds.com/proxy

On the SEC's Web site              www.sec.gov

--------------------------------------------------------------------------------

[LOGO] John Hancock

1-800-225-5291 1-800-554-6713 (TDD)

1-800-338-8080 EASI-Line

www.jhfunds.com


------------------------------------------
Now available: electronic
delivery www.jhancock.com/funds/edelivery
------------------------------------------


This report is for the information of the shareholders of the John Hancock Money Market Fund.





                                                                      440SA 9/03
                                                                           11/03



ITEM 2.  CODE OF ETHICS.

As of the end of the period, September 30, 2003, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.
(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant


November 19, 2003

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:Form N-CSR
John Hancock Current Interest
   John Hancock Money Market Fund
   John Hancock U.S. Government Cash Reserve

      File Nos. 2-50931; 811-2485

Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 is Form N-CSR ("certified shareholder report").

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,


/s/Alfred Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By:
------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:    November 19, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
-------------------------------
Maureen Ford Goldfarb
Chairman, President and Chief Executive Officer

Date:   November 19, 2003





By:
-----------------------
Richard A. Brown
Senior Vice President and Chief Financial Officer


Date:    November 19, 2003